InvestEd Growth Portfolio
InvestEd Growth Portfolio
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 84 of the Portfolio's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 77 of the Portfolio's statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	InvestEd Growth Portfolio InvestEd Growth Portfolio USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	none	[1]
Maximum Annual Maintenance Fee	$ 20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Portfolio Operating Expenses	InvestEd Growth Portfolio InvestEd Growth Portfolio
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	none
Acquired Fund Fees and Expenses	0.77%	[1]
Total Annual Portfolio Operating Expenses	1.02%	[2]
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio anticipates investing. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year or as of the underlying fund's inception date (as applicable).
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
InvestEd Growth Portfolio | InvestEd Growth Portfolio | USD ($)	371	627	899	1,667

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
InvestEd Growth Portfolio | InvestEd Growth Portfolio | USD ($)	371	627	899	1,667

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within the Ivy Funds or the Waddell & Reed Advisors Funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is designed to provide diversification among different asset classes by investing its assets in other affiliated mutual funds within the Ivy Funds and the Waddell & Reed Advisors Funds, referred to as underlying funds. The Portfolio invests, primarily, in Ivy U.S. and global/international equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Ivy and/or Waddell & Reed Advisors fixed-income mutual funds, including investment grade, non-investment grade and short-term bond funds. Each underlying fund, in turn, invests in a diversified portfolio of securities. The Portfolio typically will invest in Class N shares of underlying Ivy Funds and in Class Y shares of underlying Waddell & Reed Advisors Funds.

The underlying funds are selected following a two stage asset allocation process. The first stage is a strategic asset allocation to determine the percentage of the Portfolio's assets to be invested in general asset classes (i.e., fixed-income funds, global/international equity funds, and U.S. equity funds) based on the risk/return potential of the different asset classes and the risk profile of the Portfolio. The second stage involves the actual selection of underlying funds to represent those asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the U.S. and global/international equity fund allocations, Ivy Investment Management Company (IICO), the Portfolio's investment manager, seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). Within the fixed-income fund allocation, IICO includes underlying funds with varying degrees of interest rate and credit exposure.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio's assets for the U.S. equity, global/international equity, investment grade bond, non-investment grade bond and short-term bond asset classes in the percentages set forth in the chart below. The Portfolio is intended for investors who seek to maximize potential returns over the long term but who have a tolerance for possible short-term losses. The Portfolio also is designed for investors who plan to maintain their investments, and who do not expect to incur expenses related to higher education, for at least eleven years.

The Board has established the following target ranges for investment of the Portfolio’s assets in the specific underlying funds:

Underlying Fund	Investment Range
	Low	High
U.S. Equity Funds	40%	55%
Ivy Core Equity Fund	0%	25%
Ivy Dividend Opportunities Fund	0%	25%
Ivy Large Cap Growth Fund	0%	25%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0%	25%
Ivy Value Fund	0%	25%
Ivy Mid Cap Growth Fund	0%	10%
Ivy Mid Cap Income Opportunities Fund	0%	10%
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%	10%
Ivy Small Cap Core Fund	0%	10%
Ivy Small Cap Growth Fund	0%	10%
Global/International Equity Funds	15%	45%
Ivy Global Growth Fund	0%	25%
Ivy International Core Equity Fund	0%	25%
Ivy ProShares MSCI ACWI Index Fund	0%	25%
Ivy Emerging Markets Equity Fund	0%	15%
Ivy LaSalle Global Real Estate Fund	0%	15%
Fixed Income Funds	5%	45%
Investment Grade Bond Funds	5%	40%
Ivy Advantus Bond Fund	0%	25%
Ivy ProShares S&P 500 Bond Index Fund	0%	25%
Waddell & Reed Advisors Bond Fund	0%	25%
Waddell & Reed Advisors Government Securities Fund	0%	25%
Non-Investment Grade Bond Funds	0%	15%
Ivy Apollo Strategic Income Fund	0%	15%
Ivy Global Bond Fund	0%	15%
Ivy High Income Fund	0%	15%
Ivy ProShares Interest Rate Hedged High Yield Index Fund	0%	15%
Short-Term Bond Funds	0%	15%
Ivy Government Money Market Fund	0%	15%
Ivy Limited-Term Bond Fund	0%	15%

IICO monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. IICO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, IICO may change allocations within the stated ranges. IICO may modify the above-specified target asset allocations for the Portfolio and also may modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and IICO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of the underlying funds, the Portfolio indirectly holds a diversified mixture of both growth-oriented and value-oriented U.S. and foreign common stocks and, to a lesser extent, a mixture of U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if they are permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

Although the majority of the Portfolio's indirect stock holdings are of U.S. and foreign large-capitalization companies, the Portfolio is likely to have potentially significant exposure to mid-capitalization companies and, to a lesser extent, small-capitalization companies.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small-capitalization companies and foreign companies, may be subject to greater price volatility, lower trading volume and less liquidity than others. The prices of small-capitalization company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. A smaller portion of the Portfolio’s assets may be invested in bond funds in an effort to offset the volatility of the equity funds. The principal risks that may be encountered by this portion of the Portfolio’s assets are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities, including exposure to emerging markets. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.

  Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Low-Rated Securities Risk. A portion of the Portfolio's assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio's returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment grade debt securities.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses, as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a fund of funds structure. IICO has the authority to select and replace underlying funds. IICO is subject to a potential conflict of interest in doing so because IICO (or its affiliate) serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that IICO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
Additional information about the risks of the underlying funds is provided in the Portfolio’s prospectus in the section entitled Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio's returns with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Portfolio.

Prior to April 30, 2012, the Portfolio's investment objective was to seek long-term capital growth. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital. Effective September 18, 2017, the Portfolio changed its asset allocations and underlying fund investments; performance prior to that date reflects the Portfolio's performance using a different asset allocation and different underlying fund investments.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or www.waddell.com or call 800.777.6472 for the Portfolio's updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 13.32% (the third quarter of 2009) and the lowest quarterly return was -16.14% (the third quarter of 2011). The return for the year through June 30, 2017 was 11.20%.
Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - InvestEd Growth Portfolio		1 Year	5 Years	10 Years
InvestEd Growth Portfolio		(3.82%)	7.75%	5.12%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	[1]	8.52%	9.33%	5.19%
Bloomberg Barclays 1-5 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		1.56%	1.29%	3.05%
Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		3.91%	2.78%	4.57%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)		4.50%	5.00%	0.96%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		12.74%	14.67%	7.07%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	2.65%	2.23%	4.34%
Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes)	[2]	0.26%	0.09%	0.72%
[1]	The Blended Benchmark is computed using a combination of 6% Bloomberg Barclays 1-5 Year U.S. Government/Credit Index + 19% Bloomberg Barclays U.S. Universal Index + 24% MSCI ACWI ex USA Index + 51% Russell 3000 Index.
[2]	Prior to September 18, 2017, the Portfolio compared its performance to these indexes. Effective September 18, 2017, the Portfolio changed the underlying funds held by the Portfolio. Going forward, the Portfolio will show its performance compared to other, more applicable benchmark indexes and will no longer compare its performance to these indexes.